Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2019

May 23, 2019

Harbor International Small Cap Fund

The Board of Trustees of Harbor Funds appointed Cedar Street Asset Management LLC ("Cedar Street") to serve as the subadviser to Harbor International Small Cap Fund (the "Fund") effective May 23, 2019 (the "Effective Date"). Cedar Street replaces Baring International Investment Limited ("Barings") as subadviser to the Fund.

There is no change in the Fund's investment objective or management fees. Harbor Capital Advisors, Inc., and not the Fund, pays the subadvisory fee to Cedar Street.

As of the Effective Date, the Fund's principal investment strategy and risks under Cedar Street and information about Cedar Street and the portfolio managers at Cedar Street responsible for managing the assets of the Fund are as set forth below.

"Cedar Street" hereby replaces all references to "Barings" in the Prospectus.

Principal Investment Strategy

The following replaces the information in the "Principal Investment Strategy" section on page 16 of the Prospectus:

The Fund invests primarily in equity securities, principally common and preferred stocks and convertible securities, of foreign companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small cap companies. The Fund defines small cap companies as those with market capitalizations that fall within the range of the MSCI EAFE (Europe, Australasia and Far East) Small Cap (ND) Index at the time of purchase. As of December 31, 2018, the range of the Index was $95 million to $7.8 billion, but it is expected to change frequently.

The Subadviser's investment process utilizes a range of screening and idea sourcing methodologies to shrink the universe of securities to a manageable level. The Subadviser primarily utilizes bottom-up research to identify companies with attractive valuations, as determined by the Subadviser, while taking into account macro-economic considerations. The Subadviser's evaluation of companies includes an analysis of the corporate governance framework. The Subadviser looks to identify companies that:

  demonstrate traditional value metrics primarily on a price to book, price to earnings, and/or dividend yield basis;
  have well-capitalized and transparent balance sheets and funding sources; and
  they believe have business models with sources of value not readily understood by the market.

From time to time, the investment process may result in substantial investments in one or more sectors, geographic regions and/or countries.

The Subadviser may sell or trim a holding when the investment thesis with respect to a holding is realized or the investment thesis is negatively impacted by macro-economic, industry or company-specific considerations. The Subadviser may also sell or trim a holding in order to manage position-size risk and/or if a more attractive investment opportunity is identified.

Up to 15% of the Fund's total assets may be invested in emerging market companies, which the Fund defines as those countries included in the MSCI Emerging Markets Index, which currently includes countries located in the Americas, Europe, Middle East, Africa and Asia. The Fund also may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depository Receipts (GDRs) (collectively, "Depositary Receipts"). Depositary Receipts are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company.

Principal Risks

The following replaces the information in the "Principal Risks" section on page 17 of the Prospectus:

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.

Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Foreign Currency Risk: As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Foreign Securities Risk: The Fund invests primarily in securities of foreign issuers. As a result, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Small Cap Risk: The Fund's performance may be more volatile because it invests primarily in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Performance

The following is added as the first paragraph of the "Performance" section on page 17 of the Prospectus:

Effective May 23, 2019, Cedar Street became the Fund's subadviser. Performance prior to that date is not attributable to Cedar Street.

Portfolio Management

Subadviser

Cedar Street Asset Management LLC ("Cedar Street") has subadvised the Fund since 2019.

Portfolio Managers

The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.

Jonathan P. Brodsky Cedar Street Asset Management LLC

Mr. Brodsky, Founder and Principal at Cedar Street, has co-managed the Fund since 2019.

Waldemar A. Mozes Cedar Street Asset Management LLC

Mr. Mozes is the Director of Investments, Portfolio Manager, and Partner at Cedar Street and has co-managed the Fund since 2019.

The Adviser

The following is hereby added to "The Adviser" section on page 30 of the Prospectus:

The Adviser has voluntarily agreed to further limit Harbor International Small Cap Fund's total operating expenses, excluding interest expense (if any), to 0.85%, 0.93%, 1.18% and 1.30% for the Retirement, Institutional, Administrative and Investor Classes, respectively, if the Fund reaches $150 million in net assets. If the Fund were to grow to $300 million in net assets, the Adviser has voluntarily agreed to reduce the Fund's total operating expenses, excluding interest expense (if any), to 0.82%, 0.90%, 1.15% and 1.27% for the Retirement, Institutional, Administrative and Investor Classes, respectively.

Harbor International Small Cap Fund

Cedar Street Asset Management LLC ("Cedar Street"), located at 455 North Cityfront Plaza Drive, Suite 1710, Chicago, Illinois 60611, serves as Subadviser to Harbor International Small Cap Fund. The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day investment decision making for the Fund.

PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Jonathan P. Brodsky	2019	Mr. Brodsky founded Cedar Street in 2016. Prior to founding Cedar Street, Mr. Brodsky established the non-U.S. investment practice at Advisory Research, Inc., ("ARI") a Chicago-based asset management firm, with the two founders of ARI. Prior to joining ARI, Mr. Brodsky worked for the U.S. Securities and Exchange Commission's ("SEC") Office of International Affairs, focusing on cross-border regulatory, corporate governance, and enforcement matters. Prior to the SEC, Mr. Brodsky was an investment banker in corporate finance for JPMorgan Securities, Inc. Mr. Brodsky also worked for Ogilvy & Mather in Beijing, China. Mr. Brodsky began his investment career in 2000.
Waldermar A. Mozes	2019	Mr. Mozes joined Cedar Street in 2016 and is the Director of Investments, Portfolio Manager, and a Partner. Prior to joining Cedar Street, Mr. Mozes developed and implemented the international investment capability at TAMRO Capital Partners LLC, an Alexandria, VA-based investment adviser specializing in small cap strategies for institutional investors. Mr. Mozes previous investment experience includes Equity Analyst – International Technology at Artisan Partners; Associate Analyst – Semiconductors at JMP Securities; and Equity Analyst Intern at Capital Group all in San Francisco, CA. Mr. Mozes began his investment career in 2000.

The Barings International Small Cap Equity Composite Performance Information presented on page 38 is hereby removed from the Prospectus.

Harbor International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2019

May 23, 2019

Harbor International Small Cap Fund

The Board of Trustees of Harbor Funds appointed Cedar Street Asset Management LLC ("Cedar Street") to serve as the subadviser to Harbor International Small Cap Fund (the "Fund") effective May 23, 2019 (the "Effective Date"). Cedar Street replaces Baring International Investment Limited ("Barings") as subadviser to the Fund.

There is no change in the Fund's investment objective or management fees. Harbor Capital Advisors, Inc., and not the Fund, pays the subadvisory fee to Cedar Street.

As of the Effective Date, the Fund's principal investment strategy and risks under Cedar Street and information about Cedar Street and the portfolio managers at Cedar Street responsible for managing the assets of the Fund are as set forth below.

"Cedar Street" hereby replaces all references to "Barings" in the Prospectus.

Principal Investment Strategy

The following replaces the information in the "Principal Investment Strategy" section on page 16 of the Prospectus:

The Fund invests primarily in equity securities, principally common and preferred stocks and convertible securities, of foreign companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small cap companies. The Fund defines small cap companies as those with market capitalizations that fall within the range of the MSCI EAFE (Europe, Australasia and Far East) Small Cap (ND) Index at the time of purchase. As of December 31, 2018, the range of the Index was $95 million to $7.8 billion, but it is expected to change frequently.

The Subadviser's investment process utilizes a range of screening and idea sourcing methodologies to shrink the universe of securities to a manageable level. The Subadviser primarily utilizes bottom-up research to identify companies with attractive valuations, as determined by the Subadviser, while taking into account macro-economic considerations. The Subadviser's evaluation of companies includes an analysis of the corporate governance framework. The Subadviser looks to identify companies that:

  demonstrate traditional value metrics primarily on a price to book, price to earnings, and/or dividend yield basis;
  have well-capitalized and transparent balance sheets and funding sources; and
  they believe have business models with sources of value not readily understood by the market.

From time to time, the investment process may result in substantial investments in one or more sectors, geographic regions and/or countries.

The Subadviser may sell or trim a holding when the investment thesis with respect to a holding is realized or the investment thesis is negatively impacted by macro-economic, industry or company-specific considerations. The Subadviser may also sell or trim a holding in order to manage position-size risk and/or if a more attractive investment opportunity is identified.

Up to 15% of the Fund's total assets may be invested in emerging market companies, which the Fund defines as those countries included in the MSCI Emerging Markets Index, which currently includes countries located in the Americas, Europe, Middle East, Africa and Asia. The Fund also may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depository Receipts (GDRs) (collectively, "Depositary Receipts"). Depositary Receipts are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company.

Principal Risks

The following replaces the information in the "Principal Risks" section on page 17 of the Prospectus:

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.

Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Foreign Currency Risk: As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Foreign Securities Risk: The Fund invests primarily in securities of foreign issuers. As a result, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Small Cap Risk: The Fund's performance may be more volatile because it invests primarily in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Performance

The following is added as the first paragraph of the "Performance" section on page 17 of the Prospectus:

Effective May 23, 2019, Cedar Street became the Fund's subadviser. Performance prior to that date is not attributable to Cedar Street.

Portfolio Management

Subadviser

Cedar Street Asset Management LLC ("Cedar Street") has subadvised the Fund since 2019.

Portfolio Managers

The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.

Jonathan P. Brodsky Cedar Street Asset Management LLC

Mr. Brodsky, Founder and Principal at Cedar Street, has co-managed the Fund since 2019.

Waldemar A. Mozes Cedar Street Asset Management LLC

Mr. Mozes is the Director of Investments, Portfolio Manager, and Partner at Cedar Street and has co-managed the Fund since 2019.

The Adviser

The following is hereby added to "The Adviser" section on page 30 of the Prospectus:

The Adviser has voluntarily agreed to further limit Harbor International Small Cap Fund's total operating expenses, excluding interest expense (if any), to 0.85%, 0.93%, 1.18% and 1.30% for the Retirement, Institutional, Administrative and Investor Classes, respectively, if the Fund reaches $150 million in net assets. If the Fund were to grow to $300 million in net assets, the Adviser has voluntarily agreed to reduce the Fund's total operating expenses, excluding interest expense (if any), to 0.82%, 0.90%, 1.15% and 1.27% for the Retirement, Institutional, Administrative and Investor Classes, respectively.

Harbor International Small Cap Fund

Cedar Street Asset Management LLC ("Cedar Street"), located at 455 North Cityfront Plaza Drive, Suite 1710, Chicago, Illinois 60611, serves as Subadviser to Harbor International Small Cap Fund. The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day investment decision making for the Fund.

PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Jonathan P. Brodsky	2019	Mr. Brodsky founded Cedar Street in 2016. Prior to founding Cedar Street, Mr. Brodsky established the non-U.S. investment practice at Advisory Research, Inc., ("ARI") a Chicago-based asset management firm, with the two founders of ARI. Prior to joining ARI, Mr. Brodsky worked for the U.S. Securities and Exchange Commission's ("SEC") Office of International Affairs, focusing on cross-border regulatory, corporate governance, and enforcement matters. Prior to the SEC, Mr. Brodsky was an investment banker in corporate finance for JPMorgan Securities, Inc. Mr. Brodsky also worked for Ogilvy & Mather in Beijing, China. Mr. Brodsky began his investment career in 2000.
Waldermar A. Mozes	2019	Mr. Mozes joined Cedar Street in 2016 and is the Director of Investments, Portfolio Manager, and a Partner. Prior to joining Cedar Street, Mr. Mozes developed and implemented the international investment capability at TAMRO Capital Partners LLC, an Alexandria, VA-based investment adviser specializing in small cap strategies for institutional investors. Mr. Mozes previous investment experience includes Equity Analyst – International Technology at Artisan Partners; Associate Analyst – Semiconductors at JMP Securities; and Equity Analyst Intern at Capital Group all in San Francisco, CA. Mr. Mozes began his investment career in 2000.

The Barings International Small Cap Equity Composite Performance Information presented on page 38 is hereby removed from the Prospectus.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities, principally common and preferred stocks and convertible securities, of foreign companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small cap companies. The Fund defines small cap companies as those with market capitalizations that fall within the range of the MSCI EAFE (Europe, Australasia and Far East) Small Cap (ND) Index at the time of purchase. As of December 31, 2018, the range of the Index was $95 million to $7.8 billion, but it is expected to change frequently.

The Subadviser's investment process utilizes a range of screening and idea sourcing methodologies to shrink the universe of securities to a manageable level. The Subadviser primarily utilizes bottom-up research to identify companies with attractive valuations, as determined by the Subadviser, while taking into account macro-economic considerations. The Subadviser's evaluation of companies includes an analysis of the corporate governance framework. The Subadviser looks to identify companies that:

  demonstrate traditional value metrics primarily on a price to book, price to earnings, and/or dividend yield basis;
  have well-capitalized and transparent balance sheets and funding sources; and
  they believe have business models with sources of value not readily understood by the market.

From time to time, the investment process may result in substantial investments in one or more sectors, geographic regions and/or countries.

The Subadviser may sell or trim a holding when the investment thesis with respect to a holding is realized or the investment thesis is negatively impacted by macro-economic, industry or company-specific considerations. The Subadviser may also sell or trim a holding in order to manage position-size risk and/or if a more attractive investment opportunity is identified.

Up to 15% of the Fund's total assets may be invested in emerging market companies, which the Fund defines as those countries included in the MSCI Emerging Markets Index, which currently includes countries located in the Americas, Europe, Middle East, Africa and Asia. The Fund also may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depository Receipts (GDRs) (collectively, "Depositary Receipts"). Depositary Receipts are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.

Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Foreign Currency Risk: As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Foreign Securities Risk: The Fund invests primarily in securities of foreign issuers. As a result, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Small Cap Risk: The Fund's performance may be more volatile because it invests primarily in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance